GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash	$ 34,672		$ 26,086	$ 295,401
Working capital	1,207,907		3,218,152
Accumulated deficit	18,404,275		15,699,327	11,226,802
Private placements			550,361	678,000
Proceeds from issuance of convertible notes	61,500			$ 1,380,960
Proceeds from equity	$ 63,000	$ 505,361